Exceptions Report: 10/4/2023

Loan Information									Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
774	NY	Refi - Cash Out	Non-Owner Occupied	Three-Unit Property	0.00	763	60.00%	XXXXXXXXXXX	Appraisal - Third-party valuation by an XXXX approved vendor is not in the loan file.	Appraisal - 05/18/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
769	TX	Purchase	Owner Occupied	PUD	38.78	630	59.99%	XXXXXXXXXXX	Credit Report - The complete original credit report is not included in the loan file. Audit used the debts from the final 1003 for calculation purposes. Additional exceptions may apply upon review

Income - The file was missing an internet search of the borrower's business (XXXX) as required by the guidelines to support the business narrative and the file did not have an underwriter certification indicating there were no returns when attempting an internet search.

Total Debt Ratio - Provide documentation verifying the following deposits were business related: XXXX (XXXX), XXXX (XXXX), XXXX (XXXX) & XXXX (XXXX). The deposits are from gumroad.com and don't appear to be normal business related income when compared to the other gumroad.com deposits.  Also, there was no letter of explanation or documentation to verify these deposits were regular business generated income. DTI is pending.

Appraisal - Provide a third party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck).  The file included a Clear Capital report which is not an XXXX approved vendor.

Appraisal - Provide evidence the borrower received a copy of the appraisal.
										Credit Report - 12/27/2022: Document provided to clear condition. Income - 12/27/2022: Document provided to clear condition. Total Debt Ratio - 12/27/2022: Document provided to clear condition. Appraisal - 01/03/23: Documentation provided to cure. Appraisal - 12/29/2022: Document provided to clear condition.		No	Cleared Exception	D	A	1
739	WI	Refi - Cash Out	Owner Occupied	Single Family Detached	36.29	703	69.99%	XXXXXXXXXXX	Other - The CD dated XXXX incuded an increase of XXXX for the Loan Discount Points Fee. A COC for the increase is not in the loan file.	Other - 1/4/23: The COC for the CD dated XXXX was provided however proof of receipt for the CD was not included in the file and therefore the baseline was not reset. Please provide proof of receipt for the XXXX CD. 1/6/23: The CD dated XXXX was provided however proof of receipt was not provided. Need proof of receipt. 01/10/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
758	GA	Purchase	Owner Occupied	PUD	29.62	765	65.00%	XXXXXXXXXXX	Other - Provide the COC for the CD dated XXXX. Other - Evidence of the Rate Lock date is missing from the loan file. 1008 - The 1008 is missing from the loan file for a manually approved loan. Borrower ID - Provide a third party fraud detection report.	Other - 01/10/23: Documentation provided to cure. Other - 01/10/23: Documentation provided to cure. 1008 - 01/10/23: Documentation provided to cure. Borrower ID - 01/10/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
749	TX	Purchase	Owner Occupied	Single Family Detached	41.89	647	80.00%	XXXXXXXXXXX	Credit Report - The complete original credit report is not included in the loan file.

Income - Borrower - The file is missing the Business Bank statement (XXXX #XXXX) for XXXX. Income calculation is incomplete, final DTI pending. Additional conditions may apply upon review.

Asset Verification - According to the guidelines, the minimum reserve requirement is 3 months. In this case per CPA letter the borrower can only use 70% of current balance from business accounts. The borrower has 1.66 months reserves

1008 - The 1008 is not materially correct.  Purchase price/ loan amount/ rate/ DTI do not match the final closing documents.  A final 1008 with the correct loan information is missing from the loan file.

Sales Contract - The amendment to the sales contract changing the purchase price to XXXX is not signed by the borrower.

VOM - The Verification of Rent (VOR) provided is not institutional, must provide bank debits or cancelled checks for proof of housing history.  Per LOE in file from borrower rent is paid in lump sums and/ or cash.  An exception for incomplete housing history on borrowers current residence at XXXX is missing from the loan file.

Income - Self Employment - Per CPA letter in file borrowers business operates at a 30% expense factor.  However, the letter does not meet the requirements to use a third party expense factor.  The following items must be obtained to use a third party expense factor (additional exceptions may apply upon review):
• 3rd party must have filed most recent business tax returns
• The Tax Professional attesting to the Expense Ratio must also attest that they have filed the borrower’s most recent years business tax returns
• The Tax Professional must certify that the Expense Ratio represents an accurate summary of the applicable cash expenses of the business.
• Tax Professional license must be verified

Appraisal - Provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck).  Clear Capital is not an XXXX approved vendor.

Appraisal - The Appraisal Final Inspection is missing photos of repairs reported in the structural engineer report.
Credit Report - 11/21/2022: Document provided to clear condition.

Income - Borrower - 11/21/2022: The bank statement provided was for account ending XXXX. We are missing the statement from the account ending XXXX.  12/12/22: Documentation provided to cure.

Asset Verification - 12/12/22: Updated bank statement provided has a lower balance than statement in file. Need additional asset documentation to meet minimum reserves requirement of 3 months.
12/28/2022: XXXX response “The letter from the actual CPA who filed taxes does not put the restriction on funds for reserves so should be OK..basically we are disregarding the CPA who filled in when the actual CPA was away."

1008 - 11/21/2022: Document provided to clear condition.

Sales Contract - 11/21/2022: Document provided to clear condition.

VOM - 12/2/22: Documentation provided to cure.

Income - Self Employment - 12/28/2022: Document provided to clear condition.

Appraisal - 11/21/2022: Clear Capital report ok on this loan per XXXX

Appraisal - 11/21/2022: The photos of the repairs were not provided.
11/30/2022: No pictures were needed as a structural engineer report was needed which was provided.
												No	Client Accepted	D	B	2
756	FL	Purchase	Owner Occupied	Single Family Detached	41.11	802	90.00%	XXXXXXXXXXX	Income - An internet search of the borrower's business to prove existence is missing from the loan file. Self Employed - Per guidelines for CPA prepared P&L Statements the CPA license must be verified. Verification of the CPA license is missing from the loan file.	Income - 08/03/22: Documentation provided to cure. Self Employed - 08/03/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
768	TX	Rate Term Refi	Non-Owner Occupied	Single Family Detached	0.00	692	75.00%	XXXXXXXXXXX	Credit - Please provide the verification for the XXXX Payment with XXXX #XXXX.

Credit Report - Borrower Purchased subject XXXX which is less than 6 months ago. Please provide a copy of the purchase contract. LTV is required to be determined off the lower of the purchase price or the current appraised value. Final LTV pending.

1008 - Provide a revised 1008 reflecting correct LTV of 76.07% based off sales price of XXXX.

Note - The note indicates a prepayment penalty addendum is attached to the note, however the document is missing from the loan file.

Appraisal - Please provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck).  Clear Capital is not an XXXX approved vendor.

										Credit - 12/13/22: Documentation provided to cure. Credit Report - 12/13/22: Documentation provided to cure. 1008 - 12/14/22: Documentation provided to cure. Note - 12/16/22: Per XXXX guidelines, PPP are permitted in XXXX. The CD and note both reflect a PPP. Provide the PPP Addendum. 12/29/2022: Document provided to clear condition. Appraisal - 12/13/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
765	NY	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	720	60.00%	XXXXXXXXXXX	Program Eligibilty - According to guidelines, borrowers living rent free may be considered on a case by case basis. Exception for rent free borrower is missing from the loan file.	Program Eligibilty - 05/18/22: An exception approval was provided for the guideline deviation.		No	Cleared Exception	C	A	1
750	CA	Purchase	Non-Owner Occupied	Single Family Detached	45.43	738	75.00%	XXXXXXXXXXX	Title - Loan closed in Borrower's LLC. Please provide a Personal Guarantee signed by the borrower. Appraisal - Please provide a Certification of Completion for the new construction property.	Title - 12/15/22: Documentation provided to cure. Appraisal - 12/15/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
738	FL	Purchase	Owner Occupied	Single Family Detached	48.82	716	80.00%	XXXXXXXXXXX	Income - Self Employment - Profit and Loss doc type XXXX employment XXXX/XXXX mos short 11% deposits in XXXX but supports in XXXX.	Income - Self Employment - Exception for Profit and Loss doc type XXXX employment XXXX/XXXX 2 mos short 11% deposits in XXXX but supports in XXXX approved by XXXX and in file.		No	Client Accepted	D	B	2
731	MD	Refi - Cash Out	Owner Occupied	PUD	49.99	651	70.00%	XXXXXXXXXXX	Other - This loan Fail the charges that cannot increase Test. The total Tolerance was XXXX, the reimbursement provided was XXXX, a difference of XXXX, which is not sufficient to cover the tolerance. On the Initial CD XXXX a CDA Fee was added for XXXX with a COC, decrease to XXXX on the Final CD.

Asset Verification - Per guidelines 3 months reserves are required, borrower only documented 1.38 months.  Additional assets required to cover the full 3 months is missing from the loan file.

Appraisal - The appraisal includes a rent schedule for a primary residence refinance.  A letter of explanation as to why this is included is missing from the loan file.
										Other - 12/7/2022: The appraisal fee increased from XXXX to XXXX; the transfer taxes fee increased from XXXX to XXXX; and the CDA fee of XXXX was added. The total increase of those fees total XXXX. 12/13/2022: Document provided to clear condition. Asset Verification - 12/19/22: Documentation provided to cure. Appraisal - 12/7/2022: Document provided to clear condition.		No	Cleared Exception	D	A	1
725	FL	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	780	53.31%	XXXXXXXXXXX	Debt Service Coverage Ratio - The tax cert in the file reflects a Homestead Exemption for the subject investment property. Provide updated tax documentation reflecting annual tax rates without a Homestead Exemption. DSCR ratio is pending. Using the taxes without Homestead Exemption will result in DSCR ratio < 1.0.

1008 - Provide the 1008 with the correct loan amount of XXXX

VOM - Documentation verifying the borrower's mortgage payment history on the subject property is not in the loan file.  A management company is paying the mortgage directly on behalf of the borrower.

Rental Income - Documentation verifying most recent month's proof of rent received is not in file.

Appraisal - According to the guidelines for properties owned for more than 6 months but less than 12 months, CU Score < or =2.5 required (regardless of CDA results) on all SFRs with less than 12 months ownership. The SSR reflects a CU score of 3.4.
										Debt Service Coverage Ratio - 06/9/22: Documentation provided to cure. 1008 - 06/9/22: Documentation provided to cure. VOM - 06/7/22: An exception approval was provided for the guideline deviation. Rental Income - 06/7/22: An exception approval was provided for the guideline deviation. Appraisal - 6/10/22: Exception report in file does not address the CU score. Need XXXX approved exception for CU Score >2.5. 06/27/22: An exception approval was provided for the guideline deviation.		No	Client Accepted	C	B	2
757	CA	Rate Term Refi	Owner Occupied	Single Family Detached	23.68	732	80.00%	XXXXXXXXXXX	Appraisal - Provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck). Clear Capital is not an XXXX approved vendor.	Appraisal - XXXX allowing the use of Clear Capital on this loan.		No	Client Accepted	C	B	2
735	FL	Purchase	Owner Occupied	Single Family Detached	46.56	786	54.55%	XXXXXXXXXXX	VOM - Per guidelines a mortgage ratings on rental property is required if income is being used to qualify. Mortgage rating for property located at XXXX is missing from the loan file. Program Eligibilty - Per guidelines all borrowers must provide a 12 month housing history or Verification of Rent. Rent free with spouse is not permitted and must provide verification via an institutional VOR or bank records to verify payments. Verification of rent for XXXX is missing from the loan file.	VOM - 10/25/2022: The updated guidelines went into effect on loans locked on or after XXXX Program Eligibilty - 10/25/2022: The updated guidelines went into effect on loans locked on or after XXXX [2022-11-03 14:26:25 | XXXXUser | From XXXX: XXXX agrees to waive this guideline requirement.] [2022-10-24 10:10:32 | XXXXUser | cert from uw]		No	Client Accepted	C	B	2
730	NV	Purchase	Owner Occupied	PUD	22.96	773	90.00%	XXXXXXXXXXX	Employment-Self Employment - Third party verification that Borrower's business exists for self employed borrower is less than 2 years Self Employed - Exception in file granted as counter offer for lower LTV 85%. Exception to go to 90% is missing from the loan file. Occupancy - Lender to provide explanation as to why the monthly rent in the amount of XXXX for the borrower's current primary residence is being included in the borrowers continued liabilities. Lender to also certify that borrower is purchasing the subject property as a primary residence.	Employment-Self Employment - 7/25/22: An exception has been made internally for the 90% LTV vs 85% as originally cited on the exception form Occupancy - 07/28/22: Documentation provided to cure.		No	Client Accepted	C	B	2
746	NJ	Purchase	Non-Owner Occupied	Single Family Detached	25.59	762	80.00%	XXXXXXXXXXX	LTV - According to the underwriting guidelines, The LTV must be reduced by 5% for first time investors. In this case, the borrower is a first time investor since he has not owned a commercial or residential investment property for at least 12 months during the last 3 years. The LTV is 80% which exceeds the maximum allowed (75%).	LTV - The file includes an approved waiver dated XXXX for the 80% LTV since it exceeds the maximum allowed for a first time investor.		No	Client Accepted	C	B	2
734	NJ	Purchase	Owner Occupied	PUD	21.87	661	80.00%	XXXXXXXXXXX	VOM - According to the guidelines, a private VOR requires 12 months proof of payments via cancelled checks or bank statements. In this case, Private Party VOR - borrower pays cash. A letter from the landlord is provided stating , that the borrower pays cash but that is all.

Credit - According to the guidelines, the maximum payment shock is 300%. In this case the payment shock is 436%.

Asset Verification - According to the guidelines, The minimum reserve requirement is 6 months PITI. In this case the borrower has 5.46 months reserves

Appraisal - Provide a 3rd party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck).  Clear Capital is not an XXXX approved vendor. -SSR score is a 5 and a CDA is missing from the file.

										VOM - 12/2/2022- Client accepted the private VOR waiving proof of payments Credit - 11/30/2022- client accepted exception for payment shock threshold provided the borrower is not receiving gift funds. Asset Verification - 12/19/22: Documentation provided to cure. Appraisal - 12/19/22: Provide a 3rd party valuation product from the list of XXXX approved desk review vendors. 12/20/22: CDA is missing from the file. Please provide CDA. 01/05/23: An exception approval was provided for the guideline deviation.		No	Client Accepted	D	B	2
773	CT	Refi - Cash Out	Non-Owner Occupied	Three-Unit Property	0.00	660	70.00%	XXXXXXXXXXX	Credit - Eligiblity - According to the underwriting guidelines, document housing history via 12 months proof of payment via cancelled checks, bank debits or institutional VOR/VOM. Carbon copies or handwritten rent receipts are not acceptable as bank records. In this case, the borrower has incomplete rental income documentation. An exception approval was placed in the loan file. Credit - Eligiblity - According to the underwriting guidelines, cash out is allowed with LTV less than 75%. In this case, the LTV is 78.02, therefore exceeds the guideline requirement.	Credit - Eligiblity - Exception for partial rental payment approved by XXXX and in file. Credit - Eligiblity - LTV is actually 70%. Exception not valid.		No	Client Accepted	C	B	2
759	TX	Purchase	Owner Occupied	PUD	8.20	771	80.00%	XXXXXXXXXXX	Eligibilty - According to the underwriting guidelines, the maximum allowed payment shock is 300% for First Time Homebuyers. Appraisal - Property is XXXX, a copy of the certificate of occupancy is missing from the loan file.	Eligibilty - Exception for payment shock exceeding 300% for FTHB approved by XXXX and in file. Appraisal - 11/7/22: Documentation provided to cure.		No	Client Accepted	D	B	2
777	GA	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	690	65.00%	XXXXXXXXXXX	HUD-1 - The Final Signed HUD-1 Settlement statement is missing from the file. Final cash to borrower and reserves pending, additional exceptions may apply upon review.	HUD-1 - 01/03/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
752	NJ	Purchase	Owner Occupied	Single Family Detached	43.20	702	90.00%	XXXXXXXXXXX	Other - This loan failed the charges that cannot increase test. The initial LE reflects the origination fee as XXXX and the desk review fee as XXXX, however the final CD reflects the origination fee as XXXX and the desk review fee as XXXX, for an increase of XXXX. A change of circumstance for the increased fees was not included in the loan file.

Credit - According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Frauguard, DataVerify, etc.). In this case, the documentation is not included in the loan file.

Income - Self Employment - The P&L Statement reflects "XXXX" expense of XXXX which is minimal XXXX cost for a XXXX business.  Provide documentation from CPA to support.
										Other - 06/27/22: Documentation provided to cure. Credit - 06/27/22: Documentation provided to cure. Income - Self Employment - 7/5/22: Loan is being reviewed by XXXX. 07/19/22: XXXX has agreed to clear this exception.		No	Cleared Exception	C	A	1
737	FL	Purchase	Owner Occupied	Single Family Detached	47.85	778	80.00%	XXXXXXXXXXX	Income - Self Employment - Tax preparer PTIN used for profit and loss statement to calculate income.	Income - Self Employment - Tax preparer allowed to use PTIN prepared profit and loss approved by XXXX and in file.		No	Client Accepted	D	B	2
784	TX	Purchase	Non-Owner Occupied	Single Family Detached	6.68	667	80.00%	XXXXXXXXXXX	Credit - The credit report indicated that there was a recent child support obligation. Verification of the child support order is missing from the loan file.	Credit - 1/13/2023: Document provided to clear condition.		No	Cleared Exception	C	A	1
785	FL	Purchase	Non-Owner Occupied	Condo Attached	0.00	772	70.00%	XXXXXXXXXXX	Closing Disclosure - The Seller's Closing Disclosure is not included in the loan file. Debt Service Coverage Ratio - Borrowers living rent free may be considered on a case by case basis. Appraisal - The original appraisal report was completed "subject to inspection" and the file is missing the 442/Final Inspection to satisfy this requirement.	Closing Disclosure - 05/09/22: Documentation provided to cure. Debt Service Coverage Ratio - 05/13/2022: Provide an exception from XXXX allowing the borrower living rent free. 05/25/22: An exception approval was provided for the guideline deviation. Appraisal - 05/13/2022: Seller provided updated appraisal to clear condition.		No	Client Accepted	C	B	2
786	LA	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	745	60.00%	XXXXXXXXXXX	Program Eligibilty - Per guidelines, loan amounts < XXXX require a 5% LTV Reduction, 55% LTV max. An exception for 60% LTV is missing from the loan file. Program Eligibilty - Borrower is mother of the loan originator on file. Borrower has no interest in the mortgage brokerage company.	Program Eligibilty - 04/14/22: An exception approval was provided for the guideline deviation. Program Eligibilty - Exception request is granted and in file XXXX		No	Client Accepted	C	B	2
780	IA	Purchase	Non-Owner Occupied	Single Family Detached	0.00	721	80.00%	XXXXXXXXXXX	Funds to Close - According to the final Closing Disclosure, the total funds to close was XXXX. The loan file included verification of XXXX. The borrower was short funds to close in the amount of XXXX. Also, an additional reserve amount of XXXX was not verified. Additional exceptions may apply upon review. Appraisal - Per XXXX guidelines as of XXXX Clear Capital is not an approved vendor for 3rd party appraisal reviews. Please provide a 3rd party review from one of the following approved vendors: ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck.	Funds to Close - 1/3/23: The XXXX EMD was deducted prior to closing and cannot be included in available assets. In addition, 6 months reserves (XXXX) are required. Provide additional asset documentation to cover funds to close and 6 months reserves. 01/03/23: Documentation provided to cure. Appraisal - 01/03/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
744	CA	Purchase	Non-Owner Occupied	Condo Attached	0.00	750	70.00%	XXXXXXXXXXX	Condo/PUD - The Condo Commercial Property Insurance and Valuation Standard Report in the file are for a different property address (XXXX). Please provide Condo Commercial Property Insurance and Valuation Standard Report for the subject property. Occupancy - The Certificate of non-Owner Occupancy and Indemnity is not complete. Section 3 of the form does not reflect the borrower's primary residence address. HUD-1 - Please provide the final, signed HUD-1/ Settlement Statement. The Settlement Statement in the file is the estimated statement.	Condo/PUD - 06/28/22: Documentation provided to cure. Occupancy - 07/13/2022: Document provided to clear condition. HUD-1 - 06/28/22: Documentation provided to cure.		No	Cleared Exception	C	A	1
775	NJ	Refi - Cash Out	Non-Owner Occupied	Single Family Attached	0.00	693	65.00%	XXXXXXXXXXX	Hazard Insurance - Please provide verification of rent loss coverage on the subject property homeowners insurance policy. VOM - According to the guidelines, borrowers living rent free may be considered on a case-by-case basis. Provide an XXXX approved exception for the borrower living rent free. Credit - Provide documentation verifying one month proof of rent received from the tenant. The bank statement provided only reflects a XXXX e-deposit.	Hazard Insurance - 10/6/22: Documentation provided to cure. VOM - 10/12/22: An exception approval was provided for the guideline deviation. Credit - 10/12/22: Documentation provided to cure.		No	Client Accepted	C	B	2
760	TX	Refi - Cash Out	Owner Occupied	Single Family Detached	46.47	708	68.48%	XXXXXXXXXXX	Final 1003 - Section 8: Demographic Info not completed on final 1003.	Final 1003 - 12/14/22: Documentation provided to cure.		No	Cleared Exception	D	A	1
553	UT	Refi - Cash Out	Owner Occupied	Single Family Detached	42.36	768	45.76%	XXXXXXXXXXX	Income - Co-Borrower - According to the underwriting guidelines, ITIN Borrowers require a WVOE and also include a recent bank statement that includes ACH/Direct Deposit of payroll as validation to the written VOE. The proof of direct deposit for the co-borrower is missing from the loan file.	Income - Co-Borrower - 6/29/2023: Paychecks and statements provided verifying the co-borrower deposits their checks.		No	Cleared Exception	C	A	1

778	TX	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	724	75.00%	XXXXXXXXXXX						A	A
753	TX	Purchase	Owner Occupied	PUD	9.57	672	80.00%	XXXXXXXXXXX						A	A
740	FL	Purchase	Owner Occupied	Single Family Detached	9.92	673	85.00%	XXXXXXXXXXX						A	A
776	AZ	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	720	60.00%	XXXXXXXXXXX						A	A
783	GA	Purchase	Non-Owner Occupied	Single Family Detached	0.00	705	80.00%	XXXXXXXXXXX						A	A
763	GA	Purchase	Non-Owner Occupied	Four-Unit Property	0.00	747	75.00%	XXXXXXXXXXX						A	A
781	VA	Purchase	Non-Owner Occupied	PUD	0.00	723	70.00%	XXXXXXXXXXX						A	A
751	FL	Purchase	Owner Occupied	PUD	46.22	703	85.00%	XXXXXXXXXXX						A	A
771	FL	Purchase	Second Home	Single Family Detached	20.06	687	80.00%	XXXXXXXXXXX						A	A
733	AZ	Purchase	Owner Occupied	Single Family Detached	25.97	780	85.00%	XXXXXXXXXXX						A	A
724	SC	Purchase	Non-Owner Occupied	Single Family Detached	0.00	774	70.00%	XXXXXXXXXXX						A	A
736	FL	Rate Term Refi	Non-Owner Occupied	Single Family Detached	0.00	781	70.00%	XXXXXXXXXXX						A	A
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